STOCK-BASED COMPENSATION (TABLES)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]

	RSUs		PSUs
Other Stock-Based Awards in thousands	Units	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value
Non-vested at July 1, 2012	3,670	$55.53	1,261	$58.79
Granted	1,951	62.69	626	67.70
Vested	(952)	59.50	—	—
Forfeited	(79)	55.31	—	—
Non-vested at June 30, 2013	4,590	56.88	1,887	61.75

Schedule of Assumptions Used [Table Text Block]
Assumptions utilized in the model, which are evaluated and revised, as necessary, to reflect market conditions and experience, were as follows:

Years ended June 30	2013	2012	2011
Interest rate	0.2-2.0%	0.2-2.1%	0.3-3.7%
Weighted average interest rate	1.8%	1.9%	3.4%
Dividend yield	2.9%	2.6%	2.4%
Expected volatility	14-15%	12-18%	14-18%
Weighted average volatility	15%	15%	16%
Expected life in years	8.9	8.5	8.8

Schedule of Share Based Compensation, Stock Options, Activity Table
A summary of options, RSUs and PSUs outstanding under the plans as of June 30, 2013, and activity during the year then ended is presented below:

Options in thousands	Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contract-ual Life in Years	Aggregate Intrinsic Value (in millions)
Outstanding, beginning of year	353,093	$53.83
Granted	24,818	75.41
Exercised	(69,933)	47.09
Canceled	(1,739)	60.97
OUTSTANDING, END OF YEAR	306,239	57.07	4.9	$6,100
EXERCISABLE	223,154	52.97	3.6	5,367